UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-01436

CAPSTONE SERIES FUND, INC.

(Exact name of registrant as specified in charter)

5847 SAN FELIPE, SUITE 4100, HOUSTON, TX               77057

(Address of principal executive offices)                                                                                      (Zip code)

CITI FUND SERVICES OHIO, INC., 3435 STELZER ROAD, COLUMBUS, OHIO   43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:  800-262-6631

Date of fiscal year end:   April 30

Date of reporting period:  January 31, 2011

Item 1. Schedule of Investments.

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2011 (Unaudited)
SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.4%)
AEROSPACE & DEFENSE (1.3%)
AAR Corp.(a)	3,240	$86,800
Aerovironment, Inc.(a)	800	22,560
Alliant Techsystems, Inc.(a)	1,700	128,792
American Science & Engineering, Inc.	1,020	88,740
Applied Signal Technology, Inc.	1,940	73,739
BE Aerospace, Inc.(a)	8,160	315,711
Ceradyne, Inc.(a)	1,260	44,642
Cubic Corp.	650	31,688
Curtiss-Wright Corp.	2,990	103,753
Esterline Technologies Corp.(a)	1,090	77,586
GenCorp, Inc.(a)	13,010	66,741
Moog, Inc., Class A(a)	2,140	91,250
Orbital Sciences Corp.(a)	3,040	51,862
Teledyne Technologies, Inc.(a)	1,640	77,588
Triumph Group, Inc.	1,710	164,211
		1,425,663

AIR FREIGHT & LOGISTICS (0.1%)
Forward Air Corp.	1,370	38,237
Hub Group, Inc., Class A(a)	1,470	51,126
		89,363

AIRLINES (0.5%)
AirTran Holdings, Inc.(a)	13,920	102,869
Alaska Air Group, Inc.(a)	1,520	90,045
Allegiant Travel Co.	2,410	112,161
JetBlue Airways Corp.(a)	15,540	93,240
SkyWest, Inc.	11,030	166,002
		564,317

AUTO COMPONENTS (0.9%)
BorgWarner, Inc.(a)	4,410	297,366
Drew Industries, Inc.	900	21,258
Gentex Corp.	7,370	236,356
LKQ Corp.(a)	11,780	284,605
Standard Motor Products, Inc.	6,560	79,442
Superior Industries International, Inc.	1,220	24,400
		943,427

AUTO PARTS & EQUIPMENT (0.1%)
Spartan Motors, Inc.	15,000	93,600

AUTOMOBILES (0.1%)
Thor Industries, Inc.	1,810	67,260
Winnebago Industries, Inc.(a)	1,130	16,837
		84,097

BEVERAGES (0.3%)
Hansen Natural Corp.(a)	4,900	277,536

BIOTECHNOLOGY (1.1%)
ArQule, Inc.(a)	23,330	143,013
Emergent Biosolutions, Inc.(a)	770	16,355
Martek Biosciences Corp.(a)	1,650	51,827
Neogen Corp.(a)	4,225	151,931
Regeneron Pharmaceuticals, Inc.(a)	7,200	242,496
Savient Pharmaceuticals, Inc.(a)	2,880	26,582
United Therapeutics Corp.(a)	3,900	265,122
Vertex Pharmaceuticals, Inc.(a)	8,360	325,120
		1,222,446

BUILDING PRODUCTS (0.8%)
AAON, Inc.	410	11,041
Apogee Enterprises, Inc.	8,180	104,622
Comfort Systems USA, Inc.	7,130	90,765
Eagle Materials, Inc.	2,020	58,580
Griffon Corp.(a)	5,920	68,909
Lennox International, Inc.	1,900	93,366
Lumber Liquidators Holdings, Inc.(a)	7,470	208,712
NCI Building Systems, Inc.(a)	1,244	16,508
Quanex Building Products Corp.	1,905	37,128
Simpson Manufacturing Co., Inc.	1,790	53,253
Universal Forest Products, Inc.	3,170	116,339
		859,223

CAPITAL MARKETS (1.2%)
Apollo Investment Corp.	9,930	117,124
Eaton Vance Corp.	5,120	155,136
Investment Technology Group, Inc.(a)	6,120	112,792
Jefferies Group, Inc.	5,270	131,803
LaBranche & Co., Inc.(a)	5,960	22,410
optionsXpress Holdings, Inc.	2,300	34,178
Piper Jaffray Cos., Inc.(a)	2,960	123,728
Raymond James Financial, Inc.	4,230	153,210
SEI Investments Co.	6,050	140,057
SWS Group, Inc.	28,145	131,719
TradeStation Group, Inc.(a)	3,900	27,183
Waddell & Reed Financial, Inc., Class A	5,390	194,687
		1,344,027

CHEMICALS (2.5%)
A. Schulman, Inc.	4,830	103,121
Albemarle Corp.	4,280	240,365
American Vanguard Corp.	550	4,560
Arch Chemicals, Inc.	1,100	39,864
Ashland, Inc.	4,750	275,785
Balchem Corp.	4,745	159,669
Cabot Corp.	3,330	144,023
Cytec Industries, Inc.	2,010	109,625
H.B. Fuller Co.	1,950	44,441
Intrepid Potash, Inc.(a)	4,840	174,918
Lubrizol Corp.	3,390	364,289
Minerals Technologies, Inc.	620	39,072
NewMarket Corp.	1,550	196,633
Olin Corp.	4,520	88,004
OM Group, Inc.(a)	1,450	52,461
PolyOne Corp.(a)	4,480	58,912
Quaker Chemical Corp.	1,950	74,841
RPM International, Inc.	5,940	139,174
Sensient Technologies Corp.	2,140	72,567
Stepan Co.	550	39,886
The Scotts Miracle-Gro Co., Class A	1,870	96,623
The Valspar Corp.	4,320	161,438
Zep, Inc.	775	14,004
		2,694,275

COMMERCIAL BANKS (3.3%)
Associated Bancorp	11,000	153,780
BancorpSouth, Inc.	7,290	114,016
Bank of Hawaii Corp.	1,930	90,459
Bank of the Ozarks, Inc.	540	23,290
Boston Private Financial Holdings, Inc.	6,620	44,420
Cathay General Bancorp	3,760	65,086
City Holding Co.	630	21,924
City National Corp.	1,640	94,776
Columbia Banking System, Inc.	1,480	29,748
Commerce Bancshares, Inc.	3,449	141,857
Community Bank System, Inc.	1,480	37,414
Cullen/Frost Bankers, Inc.	2,020	116,716
East West Bancorp, Inc.	6,840	148,496
First BanCorp(a)	4,082	20,532
First Commonwealth Financial Corp.	6,610	42,502
First Financial Bancorp	2,060	34,814

See notes to Schedules of Portfolio Investments.

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2011 (Unaudited)
SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
First Financial Bankshares, Inc.	620	$30,578
First Midwest Bancorp, Inc.	6,570	76,803
FirstMerit Corp.	4,390	80,425
Fulton Financial Corp.	11,010	113,623
Glacier Bancorp, Inc.	2,550	35,981
Hancock Holding Co.	1,340	43,952
Hanmi Financial Corp.(a)	34,150	44,907
Home Bancshares, Inc.	803	16,429
Independent Bank Corp. - Massachusetts	900	24,462
International Bancshares Corp.	4,480	84,986
Nara Bancorp, Inc.(a)	1,910	18,642
National Penn Bancshares, Inc.	7,720	62,995
NBT Bancorp, Inc.	1,270	29,439
Old National Bancorp	3,340	35,838
PacWest Bancorp	1,660	32,752
Pinnacle Financial Partners, Inc.(a)	4,390	60,406
PrivateBancorp, Inc.	4,110	63,171
Prosperity Bancshares, Inc.	1,950	78,878
S&T Bancorp, Inc.	980	21,413
Signature Bank(a)	2,260	118,062
Simmons First National Corp., Class A	650	18,064
Sterling Bancorp	2,260	22,125
Sterling Bancshares, Inc.	7,620	67,589
Susquehanna Bancshares, Inc.	15,310	146,364
SVB Financial Group(a)	1,570	82,378
Synovus Financial Corp.	38,710	102,194
TCF Financial Corp.	5,390	80,527
Texas Capital Bancshares, Inc.(a)	1,280	31,219
Tompkins Financial Corp.	369	15,037
Trustmark Corp.	2,170	52,058
UMB Financial Corp.	1,260	51,219
Umpqua Holdings Corp.	6,210	68,124
United Bankshares, Inc.	1,590	44,838
United Community Banks, Inc.(a)	26,060	44,302
Valley National Bancorp	6,134	82,993
Westamerica Bancorp	1,020	51,000
Whitney Holding Corp.	8,740	116,329
Wilmington Trust Corp.	28,080	122,990
Wilshire Bancorp, Inc.	5,080	32,614
Wintrust Financial Corp.	3,460	113,869
		3,599,405

COMMERCIAL SERVICES & SUPPLIES (4.1%)
ABM Industries, Inc.	4,630	118,991
Administaff, Inc.	960	27,187
Brady Corp.	2,240	73,360
CDI Corp.	3,610	57,977
Clean Harbors, Inc.(a)	800	72,032
Coinstar, Inc.(a)	4,210	174,252
Consolidated Graphics, Inc.(a)	2,500	125,125
Copart, Inc.(a)	4,360	171,130
Corrections Corp. of America(a)	5,010	124,298
Darling International, Inc.(a)	12,300	166,665
Deluxe Corp.	2,700	66,015
Exponent, Inc.(a)	2,110	77,479
Forrester Research, Inc.	1,630	58,093
FTI Consulting, Inc.(a)	2,340	85,340
G & K Services, Inc., Class A	2,490	78,012
Healthcare Services Group, Inc.	4,903	77,656
Heartland Payment Systems, Inc.	2,130	33,654
Heidrick & Struggles International, Inc.	950	25,450
Herman Miller, Inc.	2,790	67,323
HMS Holdings Corp.(a)	2,980	191,733
HNI Corp.	2,090	63,411
Kelly Services, Inc., Class A(a)	4,130	81,258
Korn/Ferry International, Inc.(a)	2,260	52,884
Landauer, Inc.	210	12,191
Lender Processing Services, Inc.	7,030	223,132
Manpower, Inc.	4,330	279,588
Mine Safety Appliances Co.	1,360	42,405
Mobile Mini, Inc.(a)	1,420	29,025
Monro Muffler Brake, Inc.	4,395	145,387
Navigant Consulting, Inc.(a)	9,990	101,798
On Assignment, Inc.(a)	6,780	53,562
Rollins, Inc.	3,800	72,162
School Specialty, Inc.(a)	13,410	175,000
SFN Group, Inc.(a)	11,110	107,545
Standard Register Co.	10,500	33,600
TeleTech Holdings, Inc.(a)	1,690	36,183
Tetra Tech, Inc.(a)	2,980	68,972
The Brink's Co.	4,460	120,420
The Corporate Executive Board Co.	1,540	59,844
The Geo Group, Inc.(a)	2,650	62,990
Towers Watson & Co., Class A	1,910	104,152
TrueBlue, Inc.(a)	1,770	30,196
United Stationers, Inc.(a)	1,950	121,446
Viad Corp.	1,000	23,530
Volt Information Sciences, Inc.(a)	7,045	48,399
Waste Connections, Inc.	5,002	144,908
Wright Express Corp.(a)	4,710	222,877
		4,388,637

COMMUNICATIONS EQUIPMENT (2.0%)
ADTRAN, Inc.	4,260	175,214
Arris Group, Inc.(a)	7,069	88,221
Bel Fuse, Inc.	560	12,214
Belden CDT, Inc.	2,090	72,648
Black Box Corp.	2,440	85,864
Blue Coat Systems, Inc.(a)	8,450	243,444
Ciena Corp.(a)	3,910	86,137
Comtech Telecommunications Corp.	2,090	58,645
Digi International, Inc.(a)	3,130	33,147
Dycom Industries, Inc.(a)	4,830	77,618
EMS Technologies, Inc.(a)	840	15,397
Harmonic, Inc.(a)	3,270	27,599
NETGEAR, Inc.(a)	3,750	129,956
Network Equipment Technologies, Inc.(a)	920	4,545
Oplink Communications, Inc.(a)	6,340	157,105
PCTEL, Inc.(a)	750	5,437
Plantronics, Inc.	2,100	74,340
Polycom, Inc.(a)	5,740	251,699
Riverbed Technology, Inc.(a)	11,240	403,179
Symmetricom, Inc.(a)	3,490	21,673
Tekelec(a)	2,450	28,114
Tollgrade Communications, Inc.(a)	500	4,640
ViaSat, Inc.(a)	2,690	116,733
		2,173,569

COMPUTERS & PERIPHERALS (0.8%)
Avid Technology, Inc.(a)	1,470	24,476
Compellent Technologies, Inc.(a)	5,550	153,902
Diebold, Inc.	3,070	94,126
Hutchinson Technology, Inc.(a)	17,020	56,336
Integral Systems, Inc.(a)	1,610	19,626
Intermec, Inc.(a)	1,950	22,152
NCI, Inc., Class A(a)	310	6,510
NCR Corp.(a)	7,480	122,672
Novatel Wireless, Inc.(a)	15,940	114,927
Stratasys, Inc.(a)	2,960	97,769
Super Micro Computer, Inc.(a)	750	10,556

See notes to Schedules of Portfolio Investments.

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2011 (Unaudited)
SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
Synaptics, Inc.(a)	4,730	$134,616
		857,668

CONSTRUCTION & ENGINEERING (1.3%)
AECOM Technology Corp.(a)	7,400	216,598
EMCOR Group, Inc.(a)	5,870	177,744
Granite Construction, Inc.	4,060	104,910
Insituform Technologies, Inc., Class A(a)	1,560	42,916
KBR, Inc.	8,900	285,690
Orion Marine Group, Inc.(a)	7,470	87,548
Shaw Group, Inc.(a)	5,290	199,803
URS Corp.(a)	6,200	275,590
		1,390,799

CONSTRUCTION MATERIALS (0.2%)
Headwaters, Inc.(a)	12,310	64,751
Martin Marietta Materials, Inc.	1,630	136,105
Texas Industries, Inc.	1,140	45,292
		246,148

CONSUMER FINANCE (0.5%)
Cash America International, Inc.	3,810	153,276
First Cash Financial Services, Inc.(a)	4,050	133,610
World Acceptance Corp.(a)	3,500	196,560
		483,446

CONTAINERS & PACKAGING (0.8%)
AptarGroup, Inc.	2,800	134,568
Greif, Inc., Class A	1,100	69,355
Myers Industries, Inc.	5,340	48,808
Packaging Corp. of America	4,960	140,120
Rock-Tenn Co., Class A	1,680	112,140
Silgan Holdings, Inc.	2,190	81,753
Sonoco Products Co.	4,670	166,018
Temple-Inland, Inc.	5,960	142,980
		895,742

DISTRIBUTORS (0.3%)
Audiovox Corp., Class A(a)	21,090	151,426
MWI Veterinary Supply, Inc.(a)	2,860	177,778
		329,204

DIVERSIFIED CONSUMER SERVICES (1.4%)
American Public Education, Inc.(a)	2,690	90,276
Capella Education Co.(a)	1,790	102,478
Career Education Corp.(a)	4,490	100,756
Corinthian Colleges, Inc.(a)	38,390	202,699
Hillenbrand, Inc.	3,700	79,957
Interval Leisure Group, Inc.(a)	9,950	155,917
ITT Educational Services, Inc.(a)	2,085	137,276
Matthews International Corp., Class A	1,290	45,718
NutriSystem, Inc.	1,520	28,819
Pre-Paid Legal Services, Inc.(a)	1,450	95,468
Regis Corp.	7,390	123,856
Service Corp. International	11,460	99,358
Sotheby's	2,780	112,034
Strayer Education, Inc.	782	93,840
Universal Technical Institute, Inc.	2,940	53,655
		1,522,107

DIVERSIFIED FINANCIAL SERVICES (1.2%)
Affiliated Managers Group, Inc.(a)	1,920	195,514
CoreLogic, Inc.	13,400	268,670
EZCORP, Inc., Class A(a)	5,860	157,634
Greenhill & Co., Inc.	830	57,619
Interactive Brokers Group, Inc., Class A	3,760	60,799
MSCI, Inc., Class A(a)	6,500	222,495
National Financial Partners Corp.(a)	2,260	28,657
Portfolio Recovery Associates, Inc.(a)	2,010	145,001
Provident Financial Services, Inc.	1,230	18,020
Stifel Financial Corp.(a)	2,340	150,134
		1,304,543

DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
Atlantic Tele-Network, Inc.	2,340	87,399
Cincinnati Bell, Inc.(a)	12,990	37,022
General Communication, Inc., Class A(a)	1,510	18,286
NeuStar, Inc., Class A(a)	5,030	134,955
tw telecom, Inc.(a)	10,900	186,935
		464,597

ELECTRIC UTILITIES (1.2%)
ALLETE, Inc.	1,240	45,768
Central Vermont Public Service Corp.	2,650	56,895
Cleco Corp.	2,370	74,086
DPL, Inc.	5,000	130,900
El Paso Electric Co.(a)	1,610	43,390
Great Plains Energy, Inc.	8,351	164,348
Hawaiian Electric Industries, Inc.	5,240	130,476
IDACORP, Inc.	2,560	95,667
NorthWestern Corp.	2,250	63,540
NV Energy, Inc.	13,010	186,954
UIL Holdings Corp.	1,900	57,361
Unisource Energy Corp.	1,530	54,789
Westar Energy, Inc.	6,080	155,040
		1,259,214

ELECTRICAL EQUIPMENT (1.1%)
A.O. Smith Corp.	1,455	62,289
Acuity Brands, Inc.	1,670	92,184
AMETEK, Inc.	6,735	274,653
AZZ, Inc.	630	25,257
Encore Wire Corp.	1,160	26,036
Hubbell, Inc., Class B	2,300	140,852
Powell Industries, Inc.(a)	1,470	55,728
REGAL-BELOIT Corp.	1,460	97,440
Rofin-Sinar Technologies, Inc.(a)	1,090	42,619
Thomas & Betts Corp.(a)	2,180	112,030
Vicor Corp.	5,810	85,581
Woodward, Inc.	3,860	130,179
		1,144,848

ELECTRONIC EQUIPMENT & INSTRUMENTS (3.9%)
Agilysys, Inc.(a)	28,720	164,566
Anixter International, Inc.	1,670	105,661
Arrow Electronics, Inc.(a)	7,770	293,706
Avnet, Inc.(a)	9,420	335,540
Badger Meter, Inc.	640	26,234
Benchmark Electronics, Inc.(a)	6,710	127,423
Brightpoint, Inc.(a)	10,590	96,104
Checkpoint Systems, Inc.(a)	1,690	34,932
Cognex Corp.	1,630	51,084
CTS Corp.	2,340	26,536
Daktronics, Inc.	1,810	27,639
DTS, Inc.(a)	2,140	95,915
Electro Scientific Industries, Inc.(a)	1,200	20,004
ESCO Technologies, Inc.	1,130	40,996
FARO Technologies, Inc.(a)	720	21,830
Gerber Scientific, Inc.(a)	9,230	70,425
II-VI, Inc.(a)	2,510	123,944
Ingram Micro, Inc.(a)	13,160	259,778
Insight Enterprises, Inc.(a)	9,080	126,394
Itron, Inc.(a)	1,580	91,672

See notes to Schedules of Portfolio Investments.

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2011 (Unaudited)
SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
Littelfuse, Inc.	1,990	$102,047
LoJack Corp.(a)	2,220	14,097
Mercury Computer Systems, Inc.(a)	6,730	127,062
Methode Electronics, Inc.	1,950	23,049
Mettler-Toledo International, Inc.(a)	1,390	207,374
MTS Systems Corp.	650	24,320
National Instruments Corp.	2,310	97,736
Newport Corp.(a)	1,250	21,937
Park Electrochemical Corp.	970	29,546
Plexus Corp.(a)	1,710	46,238
Pulse Electronics Corp.	3,420	17,476
RadiSys Corp.(a)	900	7,614
Rogers Corp.(a)	650	27,807
Rovi Corp.(a)	5,660	349,562
ScanSource, Inc.(a)	3,160	114,424
SYNNEX Corp.(a)	4,590	153,260
Tech Data Corp.(a)	4,590	215,317
Trimble Navigation Ltd.(a)	4,950	228,096
TTM Technologies, Inc.(a)	10,440	165,996
Vishay Intertechnology, Inc.(a)	7,280	120,120
		4,233,461

ENERGY EQUIPMENT & SERVICES (2.1%)
Atwood Oceanics, Inc.(a)	5,730	231,607
Basic Energy Services, Inc.(a)	1,050	19,173
Bristow Group, Inc.(a)	2,050	105,554
CARBO Ceramics, Inc.	1,000	115,160
Dril-Quip, Inc.(a)	2,770	213,622
Exterran Holdings, Inc.(a)	4,020	99,736
Gulf Island Fabrication, Inc.	600	16,248
Helix Energy Solutions Group, Inc.(a)	7,580	93,992
ION Geophysical Corp.(a)	6,100	58,011
Lufkin Industries, Inc.	1,050	70,056
Matrix Service Co.(a)	5,530	62,268
Oceaneering International, Inc.(a)	3,630	280,345
Patterson-UTI Energy, Inc.	6,800	158,712
Pride International, Inc.(a)	7,340	238,550
SEACOR Holdings, Inc.	630	66,585
Superior Energy Services, Inc.(a)	3,400	119,408
TETRA Technologies, Inc.(a)	6,250	70,937
Tidewater, Inc.	2,640	157,054
Unit Corp.(a)	1,610	82,432
		2,259,450

FOOD & STAPLES RETAILING (0.6%)
BJ's Wholesale Club, Inc.(a)	4,040	177,518
Casey's General Stores, Inc.	2,470	104,950
Nash Finch Co.	2,800	105,476
Ruddick Corp.	3,520	118,624
Spartan Stores, Inc.	6,910	100,126
United Natural Foods, Inc.(a)	2,220	82,140
		688,834

FOOD PRODUCTS (1.7%)
Cal-Maine Foods, Inc.	800	22,688
Calavo Growers, Inc.	4,280	98,782
Corn Products International, Inc.	3,200	147,616
Diamond Foods, Inc.	940	46,784
Flowers Foods, Inc.	3,235	81,619
Green Mountain Coffee Roasters, Inc.(a)	9,920	333,113
Hain Celestial Group, Inc.(a)	1,790	47,668
J & J Snack Foods Corp.	570	24,208
Lancaster Colony Corp.	830	46,123
Peet's Coffee & Tea, Inc.(a)	2,930	111,809
Ralcorp Holdings, Inc.(a)	2,930	179,316
Sanderson Farms, Inc.	1,860	76,464
Seneca Foods Corp., Class A(a)	5,770	160,406
Smithfield Foods, Inc.(a)	12,480	248,477
Snyders-Lance, Inc.	1,940	40,236
Tootsie Roll Industries, Inc.	1,038	28,711
TreeHouse Foods, Inc.(a)	3,920	187,572
		1,881,592

GAS UTILITIES (1.6%)
AGL Resources, Inc.	3,550	130,285
Atmos Energy Corp.	5,370	175,062
Energen Corp.	2,810	157,079
National Fuel Gas Co.	3,090	211,170
New Jersey Resources Corp.	1,860	78,046
Northwest Natural Gas Co.	1,160	51,690
Piedmont Natural Gas Co., Inc.	3,120	87,547
Questar Corp.	10,800	188,244
South Jersey Industries, Inc.	1,200	62,688
Southern Union Co.	6,380	170,474
Southwest Gas Corp.	2,610	97,196
The Laclede Group, Inc.	1,940	73,720
UGI Corp.	5,640	176,814
WGL Holdings, Inc.	2,640	95,198
		1,755,213

HEALTH CARE EQUIPMENT & SUPPLIES (4.3%)
Abaxis, Inc.(a)	3,840	101,184
Align Technology, Inc.(a)	9,130	190,178
Allscripts Healthcare Solutions, Inc.(a)	14,776	311,921
American Medical Systems Holdings, Inc.(a)	10,070	196,566
Analogic Corp.	540	27,578
Beckman Coulter, Inc.	2,730	196,587
Bio-Rad Laboratories, Inc., Class A(a)	610	66,417
Cantel Medical Corp.	910	19,374
CONMED Corp.(a)	2,430	63,447
Cooper Cos., Inc.	4,260	244,268
Cyberonics, Inc.(a)	4,020	131,655
Edwards Lifesciences Corp.(a)	5,960	502,368
Gen-Probe, Inc.(a)	2,980	187,412
Greatbatch, Inc.(a)	1,050	24,728
Haemonetics Corp.(a)	1,940	115,120
Hanger Orthopedic Group, Inc.(a)	1,530	31,442
Hill-Rom Holdings, Inc.	2,640	106,841
Hologic, Inc.(a)	11,610	231,271
ICU Medical, Inc.(a)	660	25,780
IDEXX Laboratories, Inc.(a)	3,660	262,422
Immucor, Inc.(a)	3,290	65,043
Integra LifeSciences Holdings(a)	2,950	136,821
Invacare Corp.	3,320	91,765
Kensey Nash Corp.(a)	2,420	58,564
Kinetic Concepts, Inc.(a)	4,750	219,117
Masimo Corp.	2,760	82,731
Meridian Bioscience, Inc.	1,990	43,661
Merit Medical Systems, Inc.(a)	1,300	19,201
Natus Medical, Inc.(a)	1,910	28,765
OSI Systems, Inc.(a)	3,070	116,629
Palomar Medical Technologies, Inc.(a)	1,280	19,021
ResMed, Inc.(a)	9,260	291,597
STERIS Corp.	2,660	92,621
SurModics, Inc.(a)	950	11,210
Symmetry Medical, Inc.(a)	6,630	63,449
Thoratec Corp.(a)	4,970	117,242
West Pharmaceutical Services, Inc.	1,550	61,985
Zoll Medical Corp.(a)	2,150	88,903
		4,644,884

See notes to Schedules of Portfolio Investments.

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2011 (Unaudited)
SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
HEALTH CARE PROVIDERS & SERVICES (4.4%)
Air Methods Corp.(a)	3,760	$192,662
Almost Family, Inc.(a)	2,930	97,833
Amedisys, Inc.(a)	4,049	138,031
AMERIGROUP Corp.(a)	2,500	130,925
AMN Healthcare Services, Inc.(a)	3,520	20,416
AmSurg Corp.(a)	4,550	95,869
Bio-Reference Laboratories, Inc.(a)	5,920	136,693
Catalyst Health Solutions, Inc.(a)	4,550	197,470
Centene Corp.(a)	6,220	172,418
Chemed Corp.	2,090	130,061
CorVel Corp.(a)	2,150	108,532
Cross Country Healthcare, Inc.(a)	10,920	78,624
CryoLife, Inc.(a)	830	4,208
Ensign Group, Inc.	4,590	110,894
Genoptix, Inc.(a)	5,920	147,763
Gentiva Health Services, Inc.(a)	4,440	102,209
Health Net, Inc.(a)	8,030	229,096
HealthSpring, Inc.(a)	7,040	213,946
Healthways, Inc.(a)	9,970	119,341
Henry Schein, Inc.(a)	3,700	242,942
IPC The Hospitalist Co.(a)	4,490	166,714
Kindred Healthcare, Inc.(a)	12,230	228,823
LCA-Vision, Inc.(a)	2,330	15,774
LHC Group, Inc.(a)	1,320	35,112
Lincare Holdings, Inc.	7,980	215,859
Magellan Health Services, Inc.(a)	1,820	88,106
MedCath Corp.(a)	1,670	22,361
Medifast, Inc.(a)	7,660	183,227
Molina Healthcare, Inc.(a)	5,420	166,177
Omnicare, Inc.	10,660	276,307
Owens & Minor, Inc.	5,745	169,650
PharMerica Corp.(a)	13,260	149,971
PSS World Medical, Inc.(a)	2,400	57,192
RehabCare, Inc.(a)	5,090	125,010
VCA Antech, Inc.(a)	4,470	102,452
WellCare Health Plans, Inc.(a)	2,490	74,451
		4,747,119

HEALTH CARE TECHNOLOGY (0.1%)
Computer Programs & Systems, Inc.	370	19,203
eResearchTechnology, Inc.(a)	3,310	21,284
Omnicell, Inc.(a)	1,350	18,812
		59,299

HOTELS, RESTAURANTS & LEISURE (2.8%)
Bob Evans Farms, Inc.	3,050	96,014
Brinker International, Inc.	4,840	113,885
California Pizza Kitchen, Inc.(a)	6,970	111,590
CEC Entertainment, Inc.(a)	4,120	152,234
Cheesecake Factory(a)	8,310	245,228
Chipotle Mexican Grill, Inc., Class A(a)	1,988	435,213
Cracker Barrel Old Country Store, Inc.	3,030	155,984
DineEquity, Inc.(a)	3,900	201,162
International Speedway Corp., Class A	1,690	48,892
Jack in the Box, Inc.(a)	4,310	94,561
LIFE TIME FITNESS, Inc.(a)	5,220	208,174
Marcus Corp.	2,920	34,602
O'Charley's, Inc.(a)	16,810	116,325
P.F. Chang's China Bistro, Inc.	3,790	174,492
Panera Bread Co., Class A(a)	2,330	222,655
Papa John's International, Inc.(a)	1,660	47,642
Red Robin Gourmet Burgers, Inc.(a)	5,770	119,093
Ruby Tuesday, Inc.(a)	5,580	75,218
Ruth's Hospitality Group, Inc.(a)	9,200	42,872
Sonic Corp.(a)	3,250	31,167
Texas Roadhouse, Inc., Class A(a)	13,230	219,883
Wendy's/Arby's Group, Inc., Class A	23,700	114,471
		3,061,357

HOUSEHOLD DURABLES (1.4%)
American Greetings Corp., Class A	5,010	108,867
Ethan Allen Interiors, Inc.	1,470	32,928
Interface, Inc.	2,480	40,300
KB HOME	5,310	78,800
La-Z-Boy, Inc.(a)	13,550	112,736
M.D.C. Holdings, Inc.	2,650	81,912
M/I Homes, Inc.(a)	740	10,848
Meritage Homes Corp.(a)	1,600	36,736
Mohawk Industries, Inc.(a)	2,920	162,206
National Presto Industries, Inc.	920	117,778
NVR, Inc.(a)	162	123,930
Ryland Group, Inc.	1,950	34,710
Skyline Corp.	230	4,621
Standard Pacific Corp.(a)	30,200	132,880
Toll Brothers, Inc.(a)	6,090	123,262
Tupperware Corp.	4,260	194,895
Universal Electronics, Inc.(a)	2,850	75,041
		1,472,450

HOUSEHOLD PRODUCTS (0.5%)
Central Garden & Pet Co., Class A(a)	10,670	101,152
Church & Dwight Co., Inc.	2,830	194,732
Energizer Holdings, Inc.(a)	2,770	201,490
WD-40 Co.	770	30,315
		527,689

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Black Hills Corp.	2,170	67,292
Dynegy, Inc.(a)	13,888	87,355
		154,647

INDUSTRIAL CONGLOMERATES (0.3%)
Carlisle Cos., Inc.	2,530	95,406
LSB Industries, Inc.(a)	460	13,855
Standex International Corp.	1,410	47,024
Teleflex, Inc.	2,290	131,263
Tredegar Corp.	1,190	22,265
		309,813

INSURANCE (3.6%)
American Financial Group, Inc.	5,540	180,216
Amerisafe, Inc.(a)	2,000	35,620
Arthur J. Gallagher & Co.	4,290	127,327
Brown & Brown, Inc.	5,510	136,428
Delphi Financial Group, Inc., Class A	4,255	122,459
eHealth, Inc.(a)	4,550	55,055
Employers Holdings, Inc.	2,480	41,639
Everest Re Group Ltd.	2,700	227,556
Fidelity National Financial, Inc., Class A	15,370	206,726
First American Financial Corp.	13,080	202,871
HCC Insurance Holdings, Inc.	6,370	192,884
Horace Mann Educators Corp.	5,700	98,496
Infinity Property & Casualty Corp.	870	51,974
Mercury General Corp.	2,450	104,002
Old Republic International Corp.	14,320	175,134
Presidential Life Corp.	6,970	66,076
ProAssurance Corp.(a)	1,190	69,817
Protective Life Corp.	7,070	194,920
Reinsurance Group of America, Inc.	4,430	254,991
RLI Corp.	650	35,015

See notes to Schedules of Portfolio Investments.

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2011 (Unaudited)
SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
Safety Insurance Group, Inc.	1,170	$55,680
Selective Insurance Group, Inc.	5,970	106,147
StanCorp Financial Group, Inc.	3,090	137,845
Stewart Information Services Corp.	7,720	88,085
The Hanover Insurance Group, Inc.	3,440	162,712
The Navigators Group, Inc.(a)	1,270	62,154
Tower Group, Inc.	2,370	61,715
Transatlantic Holdings, Inc.	4,130	212,488
United Fire & Casualty Co.	2,530	50,714
Unitrin, Inc.	6,270	168,726
W.R. Berkley Corp.	6,720	189,840
		3,875,312

INTERNET & CATALOG RETAIL (0.1%)
HSN, Inc.(a)	5,010	141,082

INTERNET SOFTWARE & SERVICES (2.5%)
AOL, Inc.(a)	7,350	172,872
Blue Nile, Inc.(a)	2,090	118,817
Bottomline Technologies, Inc.(a)	6,620	151,797
comScore, Inc.(a)	6,940	166,282
Concur Technologies, Inc.(a)	3,700	188,811
DealerTrack Holdings, Inc.(a)	2,100	41,507
Digital River, Inc.(a)	2,970	94,268
Equinix, Inc.(a)	3,010	266,144
InfoSpace, Inc.(a)	4,060	33,211
J2 Global Communications, Inc.(a)	4,470	123,372
Liquidity Services, Inc.(a)	6,930	98,891
MicroStrategy, Inc., Class A(a)	1,240	131,886
Perficient, Inc.(a)	10,240	119,706
PetMed Express, Inc.	4,460	67,301
Rackspace Hosting, Inc.(a)	10,070	337,446
Stamps.com, Inc.	4,160	52,915
The Knot, Inc.(a)	1,980	21,938
TIBCO Software, Inc.(a)	12,990	285,520
United Online, Inc.	11,120	78,618
ValueClick, Inc.(a)	3,670	51,417
Websense, Inc.(a)	4,860	93,118
		2,695,837

IT SERVICES (2.2%)
Acxiom Corp.(a)	3,620	62,373
Alliance Data Systems Corp.(a)	2,830	200,194
Broadridge Financial Solutions, Inc.	5,970	136,653
CACI International, Inc., Class A(a)	2,410	133,731
Ciber, Inc.(a)	47,660	217,329
Convergys Corp.(a)	7,180	102,243
CSG Systems International, Inc.(a)	5,280	102,696
DST Systems, Inc.	1,700	80,852
Gartner, Inc.(a)	5,030	178,163
iGATE Corp.	3,700	56,980
LogMeIn, Inc.(a)	500	19,265
ManTech International Corp., Class A(a)	1,070	43,019
MAXIMUS, Inc.	2,220	150,627
RightNow Technologies, Inc.(a)	6,880	178,398
Sourcefire, Inc.(a)	8,920	219,521
SRA International, Inc., Class A(a)	3,220	85,910
StarTek, Inc.(a)	34,490	189,695
Sykes Enterprises, Inc.(a)	2,120	41,298
Synchronoss Technologies, Inc.(a)	7,630	217,150
		2,416,097

LEISURE EQUIPMENT & PRODUCTS (0.7%)
Arctic Cat, Inc.(a)	790	12,656
Brunswick Corp.	3,980	79,282
Callaway Golf Co.	12,370	90,920
Eastman Kodak Co.(a)	10,710	39,199
JAKKS Pacific, Inc.(a)	1,760	30,430
MarineMax, Inc.(a)	11,910	107,666
Polaris Industries, Inc.	2,360	181,531
Pool Corp.	2,590	63,144
RC2 Corp.(a)	1,010	20,523
Sturm, Ruger & Co., Inc.	12,030	179,367
		804,718

LIFE SCIENCES TOOLS AND SERVICES (1.0%)
Affymetrix, Inc.(a)	4,370	21,195
Cambrex Corp.(a)	13,490	61,514
Charles River Laboratories International, Inc.(a)	2,800	107,380
Covance, Inc.(a)	2,900	163,502
Dionex Corp.(a)	1,280	151,015
Enzo Biochem, Inc.(a)	11,740	58,230
Kendle International, Inc.(a)	17,700	201,072
PAREXEL International Corp.(a)	7,130	165,487
Pharmaceutical Product Development, Inc.	5,920	172,509
		1,101,904

MACHINERY (4.0%)
Actuant Corp., Class A	3,230	89,568
AGCO Corp.(a)	3,710	188,097
Albany International Corp., Class A	1,370	30,894
Applied Industrial Technologies, Inc.	1,420	44,957
Astec Industries, Inc.(a)	870	26,187
Barnes Group, Inc.	2,340	46,379
Briggs & Stratton Corp.	5,020	100,249
Bucyrus International, Inc.	5,360	486,474
Cascade Corp.	300	14,121
CIRCOR International, Inc.	730	29,485
CLARCOR, Inc.	2,050	88,519
Crane Co.	2,050	91,040
Donaldson Co., Inc.	2,950	172,870
EnPro Industries, Inc.(a)	890	36,944
Federal Signal Corp.	15,450	107,532
Gardner Denver, Inc.	1,940	139,952
Graco, Inc.	2,690	114,271
Harsco Corp.	5,240	169,095
IDEX Corp.	3,390	134,447
Intevac, Inc.(a)	1,300	17,875
John Bean Technologies Corp.	1,485	26,804
Joy Global, Inc.	6,110	532,670
Kaydon Corp.	1,460	56,517
Kennametal, Inc.	3,340	135,604
Lincoln Electric Holdings, Inc.	1,510	102,257
Lindsay Manufacturing Co.	420	27,334
Lydall, Inc.(a)	8,550	68,400
Mueller Industries, Inc.	1,600	52,320
Nordson Corp.	1,150	106,156
Oshkosh Truck Corp.(a)	3,780	143,300
Pentair, Inc.	4,100	148,297
Robbins & Myers, Inc.	1,490	61,880
SPX Corp.	1,820	142,652
Terex Corp.(a)	4,710	152,745
The Timken Co.	3,210	150,934
Toro Co.	1,260	76,633
Trinity Industries, Inc.	4,970	138,613
Valmont Industries, Inc.	650	60,411
Watts Water Technologies, Inc.	1,230	44,243
		4,356,726

MARINE (0.3%)
Alexander & Baldwin, Inc.	1,820	73,018

See notes to Schedules of Portfolio Investments.

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2011 (Unaudited)
SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
Kirby Corp.(a)	2,250	$105,165
Overseas Shipholding Group, Inc.	3,770	125,315

		303,498

MEDIA (0.9%)
DreamWorks Animation SKG, Inc., Class A(a)	6,090	170,946
Harte-Hanks, Inc.	2,750	34,293
John Wiley & Sons, Inc., Class A	2,090	96,036
Lamar Advertising Co., Class A(a)	3,630	133,729
Live Nation, Inc.(a)	10,872	113,069
New York Times Co., Class A(a)	4,940	49,943
Nolan Co.(a)	16,350	224,159
Scholastic Corp.	3,070	91,271
The E.W. Scripps Co., Class A(a)	2,090	18,977
		932,423

METALS & MINING (1.2%)
A.M. Castle & Co.(a)	3,490	54,758
AMCOL International Corp.	1,110	33,211
Brush Engineered Materials, Inc.(a)	800	27,984
Carpenter Technology Corp.	1,760	72,424
Century Aluminum Co.(a)	2,660	39,554
Commercial Metals Co.	8,820	147,471
Compass Minerals International, Inc.	1,940	178,228
Gibraltar Industries, Inc.(a)	8,370	92,321
Kaiser Aluminum Corp.	1,320	62,977
Olympic Steel, Inc.	470	12,864
Patriot Coal Corp.(a)	3,520	92,119
Reliance Steel & Aluminum Co.	3,900	203,931
RTI International Metals, Inc.(a)	1,260	36,401
Steel Dynamics, Inc.	9,660	175,812
Worthington Industries, Inc.	4,170	79,230
		1,309,285

MULTI-UTILITIES (1.1%)
Alliant Energy Corp.	5,220	193,975
Avista Corp.	3,920	88,788
CH Energy Group, Inc.	1,150	55,901
MDU Resources Group, Inc.	7,730	164,108
NSTAR	4,600	199,548
OGE Energy Corp.	4,510	206,964
PNM Resources, Inc.	11,220	146,197
Vectren Corp.	3,770	99,867
		1,155,348

MULTILINE RETAIL (0.4%)
99 Cents Only Stores(a)	2,260	33,674
Fred's, Inc.	9,350	125,570
Saks, Inc.(a)	7,350	86,142
The Andersons, Inc.	900	34,902
Tuesday Morning Corp.(a)	24,790	122,711
		402,999

OFFICE ELECTRONICS (0.1%)
Zebra Technologies Corp., Class A(a)	3,270	127,203

OIL, GAS & CONSUMABLE FUELS (2.6%)
Arch Coal, Inc.	6,800	232,900
Bill Barrett Corp.(a)	4,150	170,067
Cimarex Energy Co.	3,180	331,133
Comstock Resources, Inc.(a)	2,120	58,724
Contango Oil & Gas Co.	1,940	112,520
Forest Oil Corp.(a)	4,730	183,524
Frontier Oil Corp.(a)	7,870	163,696
Gulfport Energy Corp.(a)	6,090	145,795
Holly Corp.	2,800	137,396
Hornbeck Offshore Services, Inc.(a)	4,180	99,233
Oil States International, Inc.(a)	2,930	198,537
Penn Virginia Corp.	2,490	43,276
Petroleum Development Corp.(a)	980	44,600
PetroQuest Energy, Inc.(a)	3,140	24,618
Pioneer Drilling Co.(a)	3,690	32,693
Plains Exploration & Production Co.(a)	6,040	213,816
Quicksilver Resources, Inc.(a)	5,670	85,107
Seahawk Drilling, Inc.(a)	6,222	43,212
SM Energy Co.	2,460	152,913
Stone Energy Corp.(a)	2,110	49,057
Swift Energy Co.(a)	1,710	72,949
World Fuel Services Corp.	5,300	198,962
		2,794,728

PAPER & FOREST PRODUCTS (0.6%)
Buckeye Technologies, Inc.	7,700	193,732
Clearwater Paper Corp.(a)	425	33,609
Deltic Timber Corp.	430	25,796
KapStone Paper & Packaging Corp.(a)	10,140	172,684
Louisiana-Pacific Corp.(a)	8,250	82,830
Neenah Paper, Inc.	1,100	21,186
Wausau-Mosinee Paper Corp.	9,620	82,443
		612,280

PERSONAL PRODUCTS (0.4%)
Alberto-Culver Co.	3,660	136,335
Blyth, Inc.	1,712	57,557
Helen of Troy Ltd.(a)	2,590	72,701
Kid Brands, Inc.(a)	12,550	114,331
		380,924

PHARMACEUTICALS (1.6%)
Cubist Pharmaceuticals, Inc.(a)	6,320	138,661
Endo Pharmaceuticals Holdings, Inc.(a)	7,770	258,119
Hi-Tech Pharmacal Co., Inc.(a)	9,770	222,951
Medicis Pharmaceutical Corp., Class A	7,990	203,186
Par Pharmaceutical Cos., Inc.(a)	6,710	239,681
Perrigo Co.	4,810	349,879
Salix Pharmaceuticals Ltd.(a)	4,650	190,511
ViroPharma, Inc.(a)	6,860	112,504
		1,715,492

RADIO BROADCASTING (0.2%)
Arbitron, Inc.	3,580	149,250
DG Fastchannel, Inc.(a)	3,090	84,697
		233,947

REAL ESTATE INVESTMENT TRUST (5.1%)
Acadia Realty Trust	2,577	47,623
Alexandria Real Estate Equities, Inc.	2,020	155,621
AMB Property Corp.	6,950	233,172
BioMed Realty Trust, Inc.	5,220	93,177
BRE Properties, Inc.	2,570	114,751
Camden Property Trust	2,750	152,433
Cedar Shopping Centers, Inc.	9,480	57,354
Colonial Properties Trust	4,040	77,528
Corporate Office Properties Trust	4,650	169,957
Cousins Properties, Inc.	5,215	44,432
DiamondRock Hospitality Co.(a)	8,100	98,253
Duke Realty Corp.	10,230	140,151
Eastgroup Properties, Inc.	1,060	46,205
Entertainment Properties Trust	1,870	86,076
Equity One, Inc.	1,850	34,503
Essex Property Trust, Inc.	740	85,840
Extra Space Storage, Inc.	4,400	84,612
Federal Realty Investment Trust	2,140	172,120
Franklin Street Properties Corp.	3,250	48,718

See notes to Schedules of Portfolio Investments.

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2011 (Unaudited)
SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
Healthcare Realty Trust, Inc.	2,440	$51,240
Highwood Properties, Inc.	3,060	100,276
Home Properties, Inc.	1,560	86,861
Hospitality Properties Trust	7,010	174,339
Inland Real Estate Corp.	4,470	41,482
Kilroy Realty Corp.	2,210	84,289
Kite Realty Group Trust	11,960	63,149
LaSalle Hotel Properties	2,980	82,755
Lexington Corp. Properties Trust	7,285	61,704
Liberty Property Trust	4,800	166,896
LTC Properties, Inc.	1,020	27,887
Macerich Co.	6,905	335,997
Mack-Cali Realty Corp.	3,370	118,017
Medical Properties Trust, Inc.	6,830	74,993
Mid-America Apartment Communities, Inc.	1,200	76,500
National Retail Properties, Inc.	3,800	94,430
Nationwide Health Properties, Inc.	5,170	194,133
OMEGA Healthcare Investors, Inc.	3,890	86,669
Parkway Properties, Inc.	1,160	19,604
Pennsylvania Real Estate Investment Trust	2,720	37,155
Post Properties, Inc.	2,180	80,725
Potlatch Corp.	1,670	62,041
PS Business Parks, Inc.	670	39,001
Rayonier, Inc.	3,150	186,511
Realty Income Corp.	4,520	158,019
Regency Centers Corp.	3,440	148,298
Saul Centers, Inc.	350	16,573
Senior Housing Properties Trust	5,620	126,000
SL Green Realty Corp.	4,630	336,879
Sovran Self Storage, Inc.	1,190	45,744
Tanger Factory Outlet Centers, Inc.	3,240	84,596
Taubman Centers, Inc.	400	20,940
UDR, Inc.	7,181	168,610
Universal Health Realty Income Trust	120	4,362
Urstadt Biddle Properties, Inc., Class A	1,190	23,098
Weingarten Realty Investors	4,870	119,412
		5,541,711

REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.2%)
Forestar Group, Inc.(a)	1,790	33,401
Jones Lang LaSalle, Inc.	2,420	214,509
		247,910

ROAD & RAIL (1.1%)
Arkansas Best Corp.	1,260	32,193
Atmel Corp.(a)	23,370	316,430
Con-way, Inc.	3,310	112,606
Heartland Express, Inc.	2,863	45,880
J.B. Hunt Transport Services, Inc.	3,890	159,490
Kansas City Southern(a)	4,240	211,915
Knight Transportation, Inc.	3,000	57,180
Landstar System, Inc.	2,160	89,489
Old Dominion Freight Line, Inc.(a)	1,827	58,775
Wabtec Corp.	1,930	104,606
Werner Enterprises, Inc.	1,870	46,095
		1,234,659

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.8%)
Advanced Energy Industries, Inc.(a)	1,420	21,932
ATMI, Inc.(a)	1,620	33,372
Brooks Automation, Inc.(a)	7,000	82,180
Cabot Microelectronics Corp.(a)	860	38,795
CEVA, Inc.(a)	5,590	135,110
Cohu, Inc.	820	12,251
Cree, Inc.(a)	6,990	352,925
Cymer, Inc.(a)	1,180	57,336
Cypress Semiconductor Corp.(a)	7,250	156,962
Diodes, Inc.(a)	5,630	144,916
DSP Group, Inc.(a)	1,000	7,490
Exar Corp.(a)	1,430	9,181
Fairchild Semiconductor International, Inc.(a)	4,980	88,644
FEI Co.(a)	1,590	43,328
Hittite Microwave Corp.(a)	1,690	101,028
Integrated Device Technology, Inc.(a)	6,170	39,365
International Rectifier Corp.(a)	3,110	99,613
Intersil Corp., Class A	5,930	89,662
Kopin Corp.(a)	33,100	134,386
Kulicke & Soffa Industries, Inc.(a)	17,630	171,892
Lam Research Corp.(a)	4,880	243,463
Micrel, Inc.	2,500	33,475
Microsemi Corp.(a)	3,280	73,767
MKS Instruments, Inc.(a)	2,280	65,459
Monolithic Power Systems, Inc.(a)	5,590	82,005
Pericom Semiconductor Corp.(a)	1,870	18,756
Power Integrations, Inc.	3,750	138,487
QLogic Corp.(a)	960	17,098
RF Micro Devices, Inc.(a)	15,750	105,840
Rudolph Technologies, Inc.(a)	2,140	21,528
Semtech Corp.(a)	4,880	106,555
Sigma Designs, Inc.(a)	1,820	25,353
Silicon Laboratories, Inc.(a)	2,820	125,434
Skyworks Solutions, Inc.(a)	12,630	401,255
Standard Microsystems Corp.(a)	940	22,607
STR Holdings, Inc.(a)	1,730	31,624
Supertex, Inc.(a)	390	8,935
Tessera Technologies, Inc.(a)	2,640	45,725
TriQuint Semiconductor, Inc.(a)	21,520	283,203
Ultratech, Inc.(a)	800	18,028
Varian Semiconductor Equipment Associates, Inc.(a)	3,040	135,128
Veeco Instruments, Inc.(a)	3,010	130,213
Volterra Semiconductor Corp.(a)	6,980	173,453
		4,127,759

SOFTWARE (4.2%)
ACI Worldwide, Inc.(a)	2,510	66,490
Advent Software, Inc.(a)	5,080	150,165
ANSYS, Inc.(a)	5,569	292,094
Blackbaud, Inc.	6,500	170,885
Cadence Design Systems, Inc.(a)	10,070	87,408
CommVault Systems, Inc.(a)	6,710	207,272
Ebix, Inc.(a)	8,880	200,244
Epicor Software Corp.(a)	2,970	30,769
EPIQ Systems, Inc.	2,025	26,021
FactSet Research Systems, Inc.	2,660	268,128
Fair Isaac Corp.	2,250	57,105
Informatica Corp.(a)	7,130	330,832
Interactive Intelligence, Inc.(a)	6,970	228,128
Jack Henry & Associates, Inc.	4,990	147,504
JDA Software Group, Inc.(a)	4,410	133,094
Manhattan Associates, Inc.(a)	1,090	32,166
Mentor Graphics Corp.(a)	3,880	49,412
MICROS Systems, Inc.(a)	4,950	226,413
NetScout Systems, Inc.(a)	8,810	201,925
Parametric Technology Corp.(a)	5,450	121,154
Progress Software Corp.(a)	2,580	73,891

See notes to Schedules of Portfolio Investments.

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2011 (Unaudited)
SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
Quality Systems, Inc.	2,520	$201,197
Quest Software, Inc.(a)	4,820	124,452
Radiant Systems, Inc.(a)	7,590	138,517
Smith Micro Software, Inc.(a)	10,280	129,734
Solera Holdings, Inc.	4,650	243,334
Sonic Solutions(a)	5,770	84,155
Synopsys, Inc.(a)	6,650	180,414
Taleo Corp., Class A(a)	6,210	182,947
Tyler Technologies, Inc.(a)	5,730	118,898
		4,504,748

SPECIALTY RETAIL (5.4%)
Aaron's, Inc.	3,200	61,408
Advance Auto Parts, Inc.	4,520	289,009
Aeropostale, Inc.(a)	10,760	259,531
American Eagle Outfitters, Inc.	8,930	129,128
AnnTaylor Stores Corp.(a)	4,780	105,734
Ascena Retail Group, Inc.(a)	8,688	235,532
Big 5 Sporting Goods Corp.	1,750	22,190
Biglari Holdings, Inc.(a)	227	97,610
Cabela's, Inc.(a)	7,440	185,256
Cato Corp.	1,490	36,416
Chico's FAS, Inc.	14,440	157,685
Children's Place Retail Stores, Inc.(a)	1,110	46,498
Christopher & Banks Corp.	13,990	79,883
Coldwater Creek, Inc.(a)	14,390	41,875
Collective Brands, Inc.(a)	7,570	154,125
Dick's Sporting Goods, Inc.(a)	6,500	234,585
Dollar Tree, Inc.(a)	6,905	349,255
Finish Line, Inc., Class A	2,607	40,122
Foot Locker, Inc.	8,800	157,168
Genesco, Inc.(a)	1,100	40,843
Group 1 Automotive, Inc.	3,330	126,007
Guess?, Inc.	6,740	288,337
Haverty Furniture Cos., Inc.	5,160	62,126
Hibbett Sports, Inc.(a)	3,760	120,395
Hot Topic, Inc.	14,920	81,016
Jo-Ann Stores, Inc.(a)	3,560	214,775
Jos. A. Bank Clothiers, Inc.(a)	5,203	222,324
Kirkland's, Inc.(a)	9,520	126,092
Lithia Motors, Inc., Class A	8,280	111,780
Men's Wearhouse, Inc.	2,440	63,952
Midas Group, Inc.(a)	600	4,266
Movado Group, Inc.(a)	1,470	21,183
Office Depot, Inc.(a)	11,140	58,485
OfficeMax, Inc.(a)	6,390	102,687
PETsMart, Inc.	7,130	286,911
Rent-A-Center, Inc.	4,600	136,804
Sonic Automotive, Inc., Class A	8,200	102,090
Stage Stores, Inc.	5,892	91,326
Stein Mart, Inc.	7,890	61,818
The Pep Boys - Manny, Moe & Jack	8,100	112,914
Tractor Supply Co.	5,290	271,430
Williams-Sonoma, Inc.	6,710	216,062
Zale Corp.(a)	17,560	82,005
Zumiez, Inc.(a)	5,520	128,174
		5,816,812

TEXTILES APPAREL & LUXURY GOODS (2.9%)
Brown Shoe Co., Inc.	7,345	93,061
Carter's, Inc.(a)	3,940	109,138
Crocs, Inc.(a)	13,180	216,020
Deckers Outdoor Corp.(a)	3,850	282,551
Fossil, Inc.(a)	3,930	279,227
Hanesbrands, Inc.(a)	4,080	93,922
Iconix Brand Group, Inc.(a)	10,590	210,212
J Crew Group, Inc.(a)	4,770	207,113
K-Swiss, Inc., Class A(a)	1,720	19,780
Liz Claiborne, Inc.(a)	5,080	25,095
Maidenform Brands, Inc.(a)	4,730	121,750
Oxford Industries, Inc.	710	16,806
Perry Ellis International, Inc.(a)	520	14,638
Phillips-Van Heusen Corp.	4,320	252,158
Quiksilver, Inc.(a)	19,970	89,266
Skechers U.S.A., Inc., Class A(a)	2,710	55,745
Steven Madden Ltd.(a)	3,830	146,191
The Buckle, Inc.	4,635	165,701
The Timberland Co., Class A(a)	1,910	51,054
The Warnaco Group, Inc.(a)	3,440	175,715
True Religion Apparel, Inc.(a)	6,790	139,535
Under Armour, Inc., Class A(a)	3,680	220,285
UniFirst Corp.	520	28,995
Volcom, Inc.	4,270	70,882
Wolverine World Wide, Inc.	1,990	63,382
		3,148,222

THRIFTS & MORTGAGE FINANCE (0.9%)
Astoria Financial Corp.	7,520	107,085
Bank Mutual Corp.	14,270	63,216
Brookline Bancorp, Inc.	4,200	45,486
Dime Community Bancshares, Inc.	1,490	22,469
First Niagara Financial Group, Inc.	9,190	127,557
New York Community Bancorp, Inc.	17,090	313,089
NewAlliance Bancshares, Inc.	3,630	54,269
TrustCo Bank Corp. NY	3,990	23,880
Washington Federal, Inc.	7,000	121,030
Webster Financial Corp.	4,140	94,723
		972,804

TRADING COMPANIES & DISTRIBUTORS (0.4%)
GATX Corp.	2,410	80,132
Kaman Corp., Class A	1,080	31,790
Lawson Products, Inc.	2,200	51,414
MSC Industrial Direct Co., Inc., Class A	1,750	104,002
United Rentals, Inc.(a)	2,720	72,488
Watsco, Inc.	1,030	64,602
		404,428

WATER UTILITIES (0.2%)
American States Water Co.	970	32,980
Aqua America, Inc.	4,810	111,207
Calgon Carbon Corp.(a)	2,170	30,944
		175,131

WIRELESS TELECOMMUNICATION SERVICES (0.4%)
Cbeyond, Inc.(a)	5,000	73,250
Neutral Tandem, Inc.(a)	7,370	111,434
NTELOS Holdings Corp.	1,980	39,917
Telephone & Data Systems, Inc.	5,400	193,050
USA Mobility, Inc.	1,190	20,325
		437,976
TOTAL COMMON STOCKS		107,425,672

MONEY MARKET FUNDS (0.4%)
AIM Short-Term Prime Money Market, 0.14%(b)	21,141	21,141
Fifth Third Institutional Government Money Market Fund, 0.02%(b)	371,147	371,147
TOTAL MONEY MARKET FUNDS		392,288

TOTAL INVESTMENTS (COST $89,842,918) 99.8%		107,817,960
OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%		224,032
NET ASSETS 100.0%		$108,041,992

(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of January 31, 2011.

At January 31, 2011, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation /
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)

Small Mid-Cap Enhanced Index Fund	90,457,113	22,670,033	(5,309,186)	17,360,847

See notes to Schedules of Portfolio Investments.

Notes to Schedules of Portfolio Investments
Capstone Series Fund, Inc.
January 31, 2011
(Unaudited)

1) Portfolio Valuation:
Fund investments are recorded at fair value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued using market prices, if available, or a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

(A) In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Fund's assumptions about inputs market participants would use in pricing the asset or liability based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs other than Level 1 quoted prices (including, but not limited to quoted prices for similar securities, interest rates, prepayments spreads and credit risks).

Level 3 – Significant unobservable inputs (including the Funds own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1 and church bonds are generally categorized as Level 3. Money market funds are generally categorized as Level 2 securities in the fair value hierarchy.

The following table presents information about the Fund's assets measured at fair value as of January 31, 2011:

	Investments in Securities
Fund Name	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Steward Small-Mid Cap Enhanced Fund
Security Type
Common Stocks*	$107,425,672	$—	$—	$107,425,672
Money Market Funds	392,288	—	—	392,288
Total	$107,817,960	$—	$—	$107,817,960

* Please refer to the Schedule of Portfolio Investments to view common stocks segregated by industry type.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between levels as of January 31, 2011 from those used on October 31, 2010.

(B) For additional information regarding the Fund's valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

2) Securities Transactions:
Portfolio security transactions are recorded on trade date.

3) Subsequent Events:
Management has evaluated events subsequent to January 31, 2011 and has concluded no such events require adjustment or disclosure as of January 31, 2011.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   CAPSTONE SERIES FUND, INC.

By (Signature and Title)      /s/ Edward L. Jaroski
Edward L. Jaroski, President

Date   March 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Edward L. Jaroski
Edward L. Jaroski, President

Date   March 21, 2011

By (Signature and Title)      /s/ Carla Homer
Carla Homer, Treasurer

Date   March 21, 2011